Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 48,395	$ 597,306
Prepaid expenses	48,106	180,197
Total current assets	96,501	777,503
OTHER ASSETS
Cash and marketable securities held in Trust Account	6,049,745	44,688,320
TOTAL ASSETS	6,146,246	45,465,823
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,206,121	665,059
Income taxes payable	42,717	216,203
Franchise tax payable		291,137
Excise tax liability	391,544
Common Stock Redemption Payable		34,198,758
Total current liabilities	4,222,382	35,371,157
Derivative warrant liabilities	107,713	356,666
Deferred underwriting fee payable	3,500,000	3,500,000
Total liabilities	7,830,095	39,227,823
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common stock subject to possible redemption: 550,941 and 1,019,465 shares at redemption value of $10.98 and $10.29 per share at December 31, 2023 and 2022, respectively	6,049,745	10,489,562
STOCKHOLDERS’ DEFICIT
Preferred stock
Common stock	250	250
Accumulated deficit	(7,733,844)	(4,251,812)
Total stockholders’ deficit	(7,733,594)	(4,251,562)
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	6,146,246	45,465,823
Vaso Corporation and Subsidaries
CURRENT ASSETS
Cash	11,342,000	11,821,000
Short-term investments	13,979,000	8,504,000
Accounts and other receivables, net of an allowance for credit losses and commission adjustments of $9,708 at December 31, 2023 and $6,947 at December 31, 2022	12,377,000	14,514,000
Inventories, net	1,470,000	1,473,000
Deferred commission expense	3,285,000	3,249,000
Prepaid expenses and other current assets	1,717,000	1,008,000
Total current assets	45,099,000	40,990,000
Property and equipment, net of accumulated depreciation of $10,358 at December 31, 2023 and $9,787 at December 31, 2022	1,174,000	1,340,000
Operating lease right of use assets	1,949,000	1,568,000
Goodwill	15,588,000	15,614,000
Intangibles, net	1,406,000	1,511,000
Other assets, net	4,902,000	4,726,000
Investment in EECP Global	683,000	889,000
Deferred tax assets, net	4,956,000	5,007,000
OTHER ASSETS
TOTAL ASSETS	75,757,000	71,645,000
CURRENT LIABILITIES
Accounts payable	2,670,000	2,270,000
Accrued commissions	2,411,000	3,518,000
Accrued expenses and other liabilities	7,365,000	8,891,000
Finance lease liabilities – current	72,000	122,000
Operating lease liabilities – current	928,000	745,000
Sales tax payable	699,000	809,000
Deferred revenue – current portion	15,883,000	15,139,000
Note payable-related party	9,000	9,000
Total current liabilities	30,040,000	31,506,000
COMMITMENTS AND CONTINGENCIES (NOTE 6)
LONG-TERM LIABILITIES
Notes payable, net of current portion	6,000	15,000
Finance lease liabilities, net of current portion	25,000	96,000
Operating lease liabilities, net of current portion	1,020,000	823,000
Deferred revenue, net of current portion	16,317,000	15,664,000
Other long-term liabilities	1,506,000	1,474,000
Total long-term liabilities	18,874,000	18,072,000
STOCKHOLDERS’ DEFICIT
Preferred stock
Common stock	186,000	185,000
Additional paid-in capital	63,993,000	63,952,000
Accumulated deficit	(35,032,000)	(39,837,000)
Accumulated other comprehensive loss	(304,000)	(233,000)
Treasury stock, at cost, 10,308,087 shares at December 31, 2023 and 2022	(2,000,000)	(2,000,000)
Total stockholders’ deficit	26,843,000	22,067,000
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	75,757,000	71,645,000
Related Party
CURRENT LIABILITIES
Note payable-related party	582,000
Related Party | Vaso Corporation and Subsidaries
CURRENT ASSETS
Receivables due from related parties	929,000	421,000
CURRENT LIABILITIES
Due to related party	$ 3,000	$ 3,000